Earnings Per Share - Reconciliation of Basic and Diluted Earnings (Loss) Per Share (Parenthetical) (Detail) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti dilutive securities	0		0
Stock Options [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti dilutive securities		6,500,000	1,700,000	6,500,000